RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2025
RELATED PARTIES
Schedule of benefits to directors

	Year ended December 31,
	2025	2024	2023

Compensation to directors not employed by the Company or on its behalf	$148	$75	$95
Share-based payments to directors not employed by the Company or on its behalf	358	158	58
	$506	$233	$153
Number of directors that received the above compensation by the Company	7	5	4

Schedule of compensation of key management personnel

	Year ended December 31,
	2025	2024	2023
Short-term employee benefits	$1,807	$1,595	$1,976
Share-based payments	1,130	1,066	1,953
Post-employment benefits	158	283	—
	$3,095	$2,944	$3,929
Number of key officers	8	7	7